Document and Entity Information	Total
Prospectus:
Document Type	497
Document Period End Date	Oct. 31, 2015
Registrant Name	DREYFUS PREMIER INVESTMENT FUNDS INC
Central Index Key	0000881773
Amendment Flag	false
Document Creation Date	Mar. 02, 2016
Document Effective Date	Mar. 02, 2016
Prospectus Date	Mar. 01, 2016
Dreyfus Global Infrastructure Fund | Class A
Prospectus:
Trading Symbol	DGANX
Dreyfus Global Infrastructure Fund | Class C
Prospectus:
Trading Symbol	DGCNX
Dreyfus Global Infrastructure Fund | Class I
Prospectus:
Trading Symbol	DIGNX
Dreyfus Global Infrastructure Fund | Class Y
Prospectus:
Trading Symbol	DYGNX